Quarterly Report
May 31, 2023
MFS®  Blended Research®  Emerging Markets
Equity Fund
BRK-Q3

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Airlines – 1.8%
Copa Holdings S.A., “A”	2,677	$281,245
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	6,801	70,436
Grupo Aeroportuario del Sureste, “B”	8,924	249,947
Saudi Airlines Catering Co.	9,466	220,574
		$822,202
Alcoholic Beverages – 1.8%
Ambev S.A.	63,400	$180,079
China Resources Beer Holdings Co. Ltd.	20,000	126,174
Jiangsu Yanghe Brewery JSC Ltd., “A”	10,700	202,180
Kweichow Moutai Co. Ltd., “A”	800	183,425
Wuliangye Yibin Co. Ltd., “A”	4,400	99,824
		$791,682
Automotive – 3.9%
BYD Co. Ltd.	13,000	$392,468
Hanon Systems	7,388	52,213
Kia Corp.	6,940	449,158
Mahindra & Mahindra Ltd.	38,623	615,769
Maruti Suzuki India Ltd.	2,325	263,259
		$1,772,867
Biotechnology – 0.6%
3SBio, Inc.	64,500	$65,238
Hugel, Inc. (a)	2,489	204,033
		$269,271
Brokerage & Asset Managers – 0.2%
B3 Brasil Bolsa Balcao S.A.	33,900	$89,005
Moscow Exchange MICEX-RTS PJSC (a)(u)	57,902	0
		$89,005
Business Services – 4.6%
HCL Technologies Ltd.	39,380	$545,062
Infosys Ltd.	33,070	526,957
Multiply Group (a)	82,620	74,456
Tata Consultancy Services Ltd.	15,401	612,359
WNS (Holdings) Ltd., ADR (a)	4,282	332,711
		$2,091,545
Chemicals – 1.0%
SABIC Agri-Nutrients Co.	4,760	$158,633
UPL Ltd.	32,792	271,549
		$430,182
Computer Software – 0.5%
Kingsoft Corp.	62,200	$225,988
Computer Software - Systems – 7.2%
Hon Hai Precision Industry Co. Ltd.	222,000	$769,441
Lenovo Group Ltd.	248,000	233,100
Samsung Electronics Co. Ltd.	41,857	2,251,716
		$3,254,257
Conglomerates – 0.7%
CITIC Pacific Ltd.	274,000	$316,324

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.6%
Anhui Conch Cement Co. Ltd.	91,500	$243,051
Midea Group Co. Ltd., “A”	30,700	221,810
Ultratech Cement Ltd.	4,278	406,954
Zhejiang Supor Co. Ltd., “A”	47,700	300,190
		$1,172,005
Consumer Products – 0.6%
AmorePacific Corp.	3,302	$259,980
Consumer Services – 0.4%
Afya Ltd. (a)	7,829	$91,834
HeadHunter Group PLC, ADR (a)(u)	3,158	0
Trip.com Group Ltd., ADR (a)	2,654	83,814
		$175,648
Electrical Equipment – 1.3%
Advantech Co. Ltd.	14,000	$185,436
Voltronic Power Technology Corp.	6,000	378,814
		$564,250
Electronics – 10.6%
Catcher Technology Co. Ltd.	43,000	$259,589
eMemory Technology, Inc.	1,000	59,881
MediaTek, Inc.	11,000	271,711
Novatek Microelectronics Corp.	30,000	415,426
Realtek Semiconductor Corp.	16,000	198,910
Taiwan Semiconductor Manufacturing Co. Ltd.	196,000	3,559,287
		$4,764,804
Energy - Independent – 0.4%
Reliance Industries Ltd.	6,151	$183,634
Energy - Integrated – 4.5%
China Petroleum & Chemical Corp.	1,260,000	$793,288
LUKOIL PJSC (a)(u)	9,157	0
Oil & Natural Gas Corp. Ltd.	92,037	172,322
Petrobras	130,900	753,669
PetroChina Co. Ltd.	334,000	215,829
Sasol Ltd.	9,258	108,464
		$2,043,572
Engineering - Construction – 0.9%
Doosan Bobcat, Inc.	10,005	$403,291
Food & Beverages – 2.1%
AVI Ltd.	57,258	$180,641
Gruma S.A.B. de C.V.	13,197	202,838
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	57,664	233,841
Orion Corp.	3,419	332,820
		$950,140
Food & Drug Stores – 0.9%
BIM Birlesik Magazalar A.S.	56,738	$385,787
Gaming & Lodging – 0.6%
Genting Berhad	189,400	$172,350
OPAP S.A.	6,594	112,632
		$284,982

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.8%
China Pacific Insurance Co. Ltd.	169,400	$428,343
Meritz Financial Group Inc.	2,458	83,245
Ping An Insurance Co. of China Ltd., “H”	109,000	691,825
Samsung Fire & Marine Insurance Co. Ltd.	3,105	527,540
		$1,730,953
Internet – 6.4%
Baidu, Inc., “A” (a)	7,097	$108,216
NetEase, Inc.	11,300	191,353
NetEase, Inc., ADR	5,262	447,691
Tencent Holdings Ltd.	54,000	2,141,946
		$2,889,206
Leisure & Toys – 0.7%
Naspers Ltd.	664	$100,241
NCsoft Corp.	865	209,203
		$309,444
Machinery & Tools – 0.2%
Globalwafers Co., Ltd.	6,000	$98,413
Major Banks – 2.8%
ABSA Group Ltd.	10,219	$79,720
Bandhan Bank Ltd. (a)	105,768	342,623
Bank of China Ltd.	572,000	224,258
Industrial & Commercial Bank of China, “H”	165,000	88,290
Nedbank Group Ltd.	39,892	421,138
Woori Financial Group, Inc.	10,530	95,046
		$1,251,075
Medical & Health Technology & Services – 1.0%
Bumrungrad Hospital PCL	19,000	$121,753
Dr. Sulaiman Al Habib Medical Services Group	2,417	172,053
OdontoPrev S.A.	70,000	146,670
		$440,476
Medical Equipment – 0.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., “A”	4,100	$173,467
Metals & Mining – 3.3%
Adaro Energy Indonesia Tbk PT	369,600	$50,299
African Rainbow Minerals Ltd.	14,844	155,262
Alrosa PJSC (a)(u)	143,843	0
China Hongqiao Group Ltd.	172,000	122,128
Hindalco Industries Ltd.	19,037	93,400
Industries Qatar Q.P.S.C.	52,934	174,217
Jiangxi Copper Co. Ltd., “H”	146,700	220,693
Kumba Iron Ore Ltd.	7,101	156,127
POSCO Holdings, Inc.	676	183,357
Tata Steel Ltd.	149,670	191,402
Vale S.A.	9,400	118,230
		$1,465,115
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	64,400	$211,776

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 13.9%
Axis Bank Ltd.	14,644	$161,933
Bank Negara Indonesia PT	401,300	242,279
Bank of Communications Co. Ltd.	217,000	139,947
BNK Financial Group, Inc.	32,423	163,917
Chailease Holding Co.	49,632	327,084
China Construction Bank Corp.	828,000	529,763
China Merchants Bank Co. Ltd.	82,000	381,179
Credicorp Ltd.	3,211	415,664
Emirates NBD PJSC	99,499	369,774
Hana Financial Group, Inc.	7,450	232,663
HDFC Bank Ltd., ADR	7,533	485,125
Housing Development Finance Corp. Ltd.	11,664	372,258
KB Financial Group, Inc.	17,900	647,354
Komercní banka A.S.	12,225	364,358
Kotak Mahindra Bank Ltd.	10,454	254,533
PT Bank Central Asia Tbk	572,200	345,458
PT Bank Mandiri Tbk	1,112,700	374,859
Sberbank of Russia PJSC (a)(u)	177,552	0
TCS Group Holding PLC, GDR (a)(u)	3,991	0
Tisco Financial Group PCL	169,400	469,744
		$6,277,892
Pharmaceuticals – 2.5%
China Medical System Holdings Ltd.	56,000	$78,667
China Resources Pharmaceutical Group Ltd.	184,500	176,950
Gedeon Richter PLC	8,550	215,204
Genomma Lab Internacional S.A., “B”	161,711	135,757
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., “A”	34,100	172,314
Kalbe Farma Tbk PT	1,131,300	153,205
Sinopharm Group Co. Ltd., “H”	58,800	192,610
		$1,124,707
Precious Metals & Minerals – 0.1%
Sibanye-Stillwater Ltd.	27,147	$48,199
Real Estate – 1.2%
Central Pattana PLC, “A”	81,800	$158,664
Emaar Properties PJSC	112,369	188,151
Greentown China Holdings Ltd.	56,500	53,033
NEPI Rockcastle N.V.	26,254	149,972
		$549,820
Restaurants – 1.4%
Haidilao International Holding Ltd.	40,000	$84,184
Jollibee Foods Corp.	29,320	123,002
Yum China Holdings, Inc.	7,583	428,136
		$635,322
Specialty Chemicals – 0.8%
Borouge PLC	163,466	$115,269
LG Chem Ltd.	304	158,728
Sahara International Petrochemical Co.	8,428	79,993
		$353,990
Specialty Stores – 6.7%
Alibaba Group Holding Ltd. (a)	54,900	$546,164
Alibaba Group Holding Ltd., ADR (a)	4,495	357,577
Cencosud S.A.	38,809	73,305
JD.com, Inc., “A”	10,178	163,645

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
JD.com, Inc., ADR	7,460	$243,196
Meituan, “B” (a)	33,060	465,262
Multiplan Empreendimentos Imobiliarios S.A.	37,195	194,505
PDD Holdings, Inc., ADR (a)	2,371	154,874
Vipshop Holdings Ltd., ADR (a)	8,365	119,787
Walmart de Mexico S.A.B. de C.V.	144,714	549,928
Woolworths Ltd.	48,256	145,609
		$3,013,852
Telecommunications - Wireless – 1.6%
Ooredoo Q.P.S.C.	43,579	$127,026
PT Telekom Indonesia	2,179,700	587,457
		$714,483
Telephone Services – 1.2%
Hellenic Telecommunications Organization S.A.	36,004	$551,101
Utilities - Electric Power – 1.3%
Energisa S.A., IEU	52,200	$453,135
NTPC Ltd.	58,582	123,102
		$576,237
Total Common Stocks		$43,666,944
Preferred Stocks – 1.4%
Metals & Mining – 1.0%
Gerdau S.A.	91,110	$430,471
Specialty Chemicals – 0.2%
Sociedad Química y Minera de Chile S.A.	1,379	$88,868
Utilities - Electric Power – 0.2%
Companhia Energetica de Minas Gerais	44,700	$103,087
Total Preferred Stocks		$622,426
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.88% (v)	608,199	$608,139

Other Assets, Less Liabilities – 0.3%		127,686
Net Assets – 100.0%		$45,025,195
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $608,139 and $44,289,370, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
PCL	Public Company Limited
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$13,273,818	$—	$—	$13,273,818
Taiwan	6,523,992	—	—	6,523,992
South Korea	6,254,264	—	—	6,254,264
India	5,954,952	—	—	5,954,952
Brazil	2,560,685	—	—	2,560,685
Indonesia	1,753,557	—	—	1,753,557
South Africa	1,545,373	—	—	1,545,373
Mexico	1,208,906	—	—	1,208,906
Thailand	—	750,161	—	750,161
Other Countries	4,463,662	—	0	4,463,662
Mutual Funds	608,139	—	—	608,139
Total	$44,147,348	$750,161	$0	$44,897,509
For further information regarding security characteristics, see the Portfolio of Investments. At May 31, 2023, the fund held six level 3 securities valued at $0, which were also held and valued at $0 at August 31, 2022.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$650,889	$17,693,570	$17,736,436	$172	$(56)	$608,139
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25,684	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2023, are as follows:
China	29.5%
Taiwan	14.5%
South Korea	13.9%
India	13.2%
Brazil	5.7%
Indonesia	3.9%
South Africa	3.4%
Mexico	2.7%
Thailand	1.7%
Other Countries	11.5%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.